REPO AND REVERSE REPO TRANSACTIONS - (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
REPO AND REVERSE REPO TRANSACTIONS
Book Value	$ 21,581,438	$ 83,468,057